Income Taxes - Summary of Deferred Taxes Arising from Temporary Differences and Unused Tax Losses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Opening balance	$ (15,583)	$ 4,113	$ (20,733)
Additions due to acquisition during the year	1,780	17	25,380
Recognized in statement of income	(1,807)	(9,063)	(8,255)
Recognized in equity	(46)	1,135	(715)
Recognized in/ Reclassified from other comprehensive income	938	(9,409)	6,921
Foreign currency translation	1,560	(106)	85
Closing balance	(13,066)	(15,583)	4,113
Deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Opening balance	15,529	34,530	5,253
Additions due to acquisition during the year		6	24,577
Recognized in statement of income	476	(9,835)	(2,742)
Recognized in/ Reclassified from other comprehensive income	1,877	(9,409)	6,921
Foreign currency translation	(76)	237	521
Closing balance	17,806	15,529	34,530
Deferred tax liabilities [member] | Intangible assets other than goodwill [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Opening balance	12,662	21,123	(712)
Additions due to acquisition during the year		6	24,577
Recognized in statement of income	(573)	(8,555)	(2,769)
Foreign currency translation	94	88	27
Closing balance	12,183	12,662	21,123
Deferred tax liabilities [member] | Unrealized gain/(loss) on cash flow hedging and investment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Opening balance	1,759	12,294	4,857
Recognized in statement of income	46	(1,280)	27
Recognized in/ Reclassified from other comprehensive income	1,877	(9,409)	6,921
Foreign currency translation	(143)	154	489
Closing balance	3,539	1,759	12,294
Deferred tax liabilities [member] | Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Opening balance	1,108	1,113	1,108
Recognized in statement of income	1,003
Foreign currency translation	(27)	(5)	5
Closing balance	2,084	1,108	1,113
Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Opening balance	(31,112)	(30,417)	(25,986)
Additions due to acquisition during the year	1,780	11	803
Recognized in statement of income	(2,283)	772	(5,513)
Recognized in equity	(46)	1,135	(715)
Recognized in/ Reclassified from other comprehensive income	(939)
Foreign currency translation	1,636	(343)	(436)
Closing balance	(30,872)	(31,112)	(30,417)
Deferred tax assets [member] | Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Opening balance	(328)	(975)	(362)
Additions due to acquisition during the year	(3)
Recognized in statement of income	(174)	661	(679)
Foreign currency translation	23	(14)	66
Closing balance	(482)	(328)	(975)
Deferred tax assets [member] | Property and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Opening balance	(7,291)	(5,648)	(5,512)
Additions due to acquisition during the year		11	873
Recognized in statement of income	(321)	(1,623)	(932)
Foreign currency translation	539	(31)	(77)
Closing balance	(7,073)	(7,291)	(5,648)
Deferred tax assets [member] | Net operating loss carryforward [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Opening balance	(2,879)	(5,722)	(3,684)
Recognized in statement of income	1,559	2,950	(2,026)
Foreign currency translation	33	(107)	(12)
Closing balance	(1,287)	(2,879)	(5,722)
Deferred tax assets [member] | Accruals deductible on actual payment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Opening balance	(7,424)	(5,641)	(5,352)
Additions due to acquisition during the year	1,783		(70)
Recognized in statement of income	(1,214)	(1,661)	1
Recognized in/ Reclassified from other comprehensive income	(939)
Foreign currency translation	436	(122)	(220)
Closing balance	(7,358)	(7,424)	(5,641)
Deferred tax assets [member] | Share-based payment arrangements [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Opening balance	(12,770)	(12,264)	(11,008)
Recognized in statement of income	(1,980)	702	(1,781)
Recognized in equity	(46)	1,135	(715)
Foreign currency translation	584	(73)	(190)
Closing balance	(14,120)	(12,770)	(12,264)
Deferred tax assets [member] | Minimum alternate tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Opening balance	(420)	(167)	(68)
Recognized in statement of income	(153)	(257)	(96)
Foreign currency translation	21	4	(3)
Closing balance	$ (552)	$ (420)	$ (167)